Schedule of Derivative Instruments (Details) - Commodity Contracts [Member] - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Derivative Instruments, Gain (Loss) [Line Items]
Derivative liabilities	$ 294,965	$ 28,776
Fair Value, Inputs, Level 1 [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative liabilities
Fair Value, Inputs, Level 2 [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative liabilities	294,965	28,776
Fair Value, Inputs, Level 3 [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative liabilities